March 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds
Post-Effective Amendment No. 153 under the Securities Act of 1933 and Amendment No. 155 under Investment Company Act of 1940
File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are filing today through the EDGAR system Post-Effective Amendment No. 153 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”) relating to ASTON/Montag & Caldwell Growth Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/Fairpointe Mid Cap Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Independent Value Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Silvercrest Small Cap Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/TCH Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/Anchor Capital Enhanced Equity Fund, ASTON/River Road Long-Short Fund, ASTON/Barings International Fund, ASTON/LMCG Emerging Markets Fund, ASTON/Harrison Street Real Estate Fund and ASTON/Montag & Caldwell Balanced Fund. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act.

The purpose of the Amendment is to submit an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to the Amendment relates to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014 in Post-Effective Amendment No. 151 under the Securities Act. The Registrant has designated on the facing sheet to the Registration Statement that the Amendment become immediately effective upon filing. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,
/s/ James Dimmick
James Dimmick, Assistant Secretary